Schedule of Error Corrections and Prior Period Adjustments in Statement of Operations (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Mar. 31, 2015
Recapitalization Net Assets Of Helius Acquired 1			$ 23,904
Recapitalization Net Assets Of Helius Acquired 2			1,644
Recapitalization Net Assets Of Helius Acquired 3			150,000
Recapitalization Net Assets Of Helius Acquired 4			5,970
Recapitalization Net Assets Of Helius Acquired 5			(18,628)
Recapitalization Net Assets Of Helius Acquired 6			$ 162,890
Correction Of An Error In Previously Issued Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Statement Of Operations 1	$ 1,694,685
Correction Of An Error In Previously Issued Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Statement Of Operations 2	793,495
Correction Of An Error In Previously Issued Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Statement Of Operations 3	901,190
Correction Of An Error In Previously Issued Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Statement Of Operations 4	952,343
Correction Of An Error In Previously Issued Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Statement Of Operations 5	239,463
Correction Of An Error In Previously Issued Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Statement Of Operations 6	1,191,806
Correction Of An Error In Previously Issued Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Statement Of Operations 7	603,492
Correction Of An Error In Previously Issued Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Statement Of Operations 8	471,373
Correction Of An Error In Previously Issued Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Statement Of Operations 9	132,119
Correction Of An Error In Previously Issued Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Statement Of Operations 10	4,117,423
Correction Of An Error In Previously Issued Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Statement Of Operations 11	1,025,405
Correction Of An Error In Previously Issued Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Statement Of Operations 12	3,092,018
Correction Of An Error In Previously Issued Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Statement Of Operations 13	2,845
Correction Of An Error In Previously Issued Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Statement Of Operations 14	6,570
Correction Of An Error In Previously Issued Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Statement Of Operations 15	9,415
Correction Of An Error In Previously Issued Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Statement Of Operations 16	55,589
Correction Of An Error In Previously Issued Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Statement Of Operations 17	20,947
Correction Of An Error In Previously Issued Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Statement Of Operations 18	76,536
Correction Of An Error In Previously Issued Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Statement Of Operations 19	687,148
Correction Of An Error In Previously Issued Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Statement Of Operations 20	6,570
Correction Of An Error In Previously Issued Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Statement Of Operations 21	680,578
Correction Of An Error In Previously Issued Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Statement Of Operations 22	(3,483,019)
Correction Of An Error In Previously Issued Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Statement Of Operations 23	1,004,458
Correction Of An Error In Previously Issued Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Statement Of Operations 24	(2,478,561)
Correction Of An Error In Previously Issued Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Statement Of Operations 25	(4,190,894)
Correction Of An Error In Previously Issued Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Statement Of Operations 26	1,004,458
Correction Of An Error In Previously Issued Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Statement Of Operations 27	(3,186,436)
Correction Of An Error In Previously Issued Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Statement Of Operations 28	(0.06)
Correction Of An Error In Previously Issued Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Statement Of Operations 29	0.02
Correction Of An Error In Previously Issued Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Statement Of Operations 30	$ (0.04)
Correction Of An Error In Previously Issued Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Statement Of Operations 1		$ 2,336,051
Correction Of An Error In Previously Issued Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Statement Of Operations 2		1,168,508
Correction Of An Error In Previously Issued Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Statement Of Operations 3		1,167,543
Correction Of An Error In Previously Issued Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Statement Of Operations 4		2,668,529
Correction Of An Error In Previously Issued Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Statement Of Operations 5		527,817
Correction Of An Error In Previously Issued Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Statement Of Operations 6		3,196,346
Correction Of An Error In Previously Issued Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Statement Of Operations 7		1,253,494
Correction Of An Error In Previously Issued Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Statement Of Operations 8		569,119
Correction Of An Error In Previously Issued Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Statement Of Operations 9		684,375
Correction Of An Error In Previously Issued Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Statement Of Operations 10		8,449,159
Correction Of An Error In Previously Issued Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Statement Of Operations 11		1,209,810
Correction Of An Error In Previously Issued Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Statement Of Operations 12		7,239,349
Correction Of An Error In Previously Issued Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Statement Of Operations 13		818,382
Correction Of An Error In Previously Issued Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Statement Of Operations 14		147,592
Correction Of An Error In Previously Issued Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Statement Of Operations 15		670,790
Correction Of An Error In Previously Issued Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Statement Of Operations 16		(9,156,043)
Correction Of An Error In Previously Issued Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Statement Of Operations 17		1,357,402
Correction Of An Error In Previously Issued Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Statement Of Operations 18		(7,798,641)
Correction Of An Error In Previously Issued Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Statement Of Operations 19		(9,551,073)
Correction Of An Error In Previously Issued Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Statement Of Operations 20		1,357,402
Correction Of An Error In Previously Issued Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Statement Of Operations 21		(8,193,671)
Correction Of An Error In Previously Issued Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Statement Of Operations 22		(0.17)
Correction Of An Error In Previously Issued Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Statement Of Operations 23		0.03
Correction Of An Error In Previously Issued Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Statement Of Operations 24		$ (0.14)